LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

	Shares	Value
COMMON STOCKS - 99.5%		$207,117,944
(COST $126,542,110)

Communication Services - 13.0%		27,139,105
Media & Entertainment - 13.0%
Alphabet Inc. Class A	45,050	14,044,788
Meta Platforms, Inc. Class A	5,975	3,872,875
Netflix, Inc. (a)	13,200	1,270,368
The Walt Disney Co.	17,550	1,861,002
Warner Bros. Discovery, Inc. (a)	216,190	6,090,072

Consumer Discretionary - 4.6%		9,532,295
Consumer Discretionary Distribution & Retail - 3.8%
Chewy, Inc. Class A (a)	77,600	2,127,792
eBay Inc.	28,220	2,564,069
LKQ Corp.	94,200	3,118,962
Consumer Durables & Apparel - 0.8%
TopBuild Corp. (a)	3,840	1,721,472

Consumer Staples - 9.5%		19,699,171
Consumer Staples Distribution & Retail - 2.9%
Performance Food Group Co. (a)	26,175	2,540,545
Target Corp.	29,660	3,375,011
Food Beverage & Tobacco - 3.0%
PepsiCo, Inc.	25,130	4,265,566
The JM Smucker Co.	17,700	2,052,315
Household & Personal Products - 3.6%
Kimberly-Clark Corp.	21,168	2,358,962
The Clorox Co.	20,700	2,632,212
The Proctor & Gamble Co.	14,800	2,474,560

Energy - 3.1%		6,550,742
Cheniere Energy, Inc.	7,000	1,650,110
Chevron Corp.	12,220	2,282,207
Exxon Mobil Corp.	17,170	2,618,425

Financials - 17.3%		35,987,388
Banks - 7.6%
Bank of America Corp.	63,425	3,160,468
Citigroup Inc.	43,800	4,826,322
Citizens Financial Group, Inc.	25,775	1,551,397
Flagstar Bank N.A.	118,800	1,507,572
JPMorgan Chase & Co.	8,970	2,693,691
PNC Financial Services Group, Inc.	9,945	2,111,821
Financial Services - 9.7%
Capital One Financial Corp.	4,474	875,293
Fiserv, Inc. (a)	30,299	1,887,325
Intercontinental Exchange, Inc.	9,325	1,530,512
Northern Trust Corp.	13,710	1,961,764
PayPal Holdings, Inc.	78,785	3,640,655
S&P Global Inc.	2,500	1,104,700
State Street Corp.	15,575	2,003,257
The Charles Schwab Corp.	38,150	3,631,880
Visa Inc. Class A	10,935	3,500,731

Health Care - 17.9%		37,312,658
Health Care Equipment & Services - 8.5%
AMN Healthcare Services, Inc. (a)	129,300	2,518,764
CVS Health Corp.	42,460	3,392,554
GE HealthCare Technologies Inc.	24,050	2,026,694
HCA Healthcare, Inc.	4,525	2,396,893
HealthEquity, Inc. (a)	13,100	1,002,019
The Cigna Group	7,700	2,231,614
UnitedHealth Group Inc.	13,885	4,072,054
Pharmaceuticals Biotechnology & Life Sciences - 9.4%
AbbVie Inc.	7,770	1,803,262
Amgen Inc.	5,975	2,319,256
Bristol-Myers Squibb Co.	39,525	2,465,174
Johnson & Johnson	11,400	2,832,102
Merck & Co., Inc.	21,600	2,674,512
Pfizer Inc.	159,700	4,415,705
Viatris Inc.	211,792	3,162,055

Industrials - 4.8%		10,077,423
Capital Goods - 2.8%
Kornit Digital Ltd. (a)	241,160	3,687,336
The Boeing Co. (a)	9,550	2,172,912
Commercial & Professional Services - 0.9%
Concentrix Corp.	55,125	1,808,100
Transportation - 1.1%
FedEx Corp.	6,225	2,409,075

Information Technology - 23.9%		49,705,278
Semiconductors & Semiconductor Equipment - 8.5%
Analog Devices, Inc.	9,190	3,269,710
Infineon Technologies A.G. ADR	56,775	3,066,985
Marvell Technology, Inc.	21,500	1,756,335
Microchip Technology Inc.	34,900	2,604,936
NXP Semiconductors N.V.	14,330	3,253,053
Qualcomm Inc.	26,930	3,833,755
Software & Services - 7.1%
Adobe Inc. (a)	7,200	1,889,352
Intuit Inc.	5,800	2,372,374
Microsoft Corp.	17,786	6,985,274
Oracle Corp.	9,075	1,319,505
Salesforce, Inc.	11,175	2,176,778
Technology Hardware & Equipment - 8.3%
Apple Inc.	22,370	5,909,707
Calix, Inc. (a)	30,925	1,600,987
Cisco Systems, Inc.	32,810	2,607,083
Coherent Corp. (a)	8,225	2,129,699
Keysight Technologies, Inc. (a)	9,150	2,812,069
Lumentum Holdings Inc. (a)	1,425	998,797
Viavi Solutions Inc. (a)	37,660	1,118,879

Materials - 2.2%		4,606,882
Freeport-McMoRan Inc.	33,775	2,299,402
O-I Glass, Inc. (a)	172,200	2,307,480

Real Estate - 1.4%		2,812,612
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.	30,900	1,669,836
Real Estate Management & Development - 0.6%
Colliers Int'l. Group Inc.	9,625	1,142,776

Utilities - 1.8%		3,694,390
Alliant Energy Corp.	15,500	1,121,270
WEC Energy Group, Inc.	22,000	2,573,120

RIGHTS - 0.0%^		–
(COST $0)

Financials - 0.0%^		–
Financial Services - 0.0%^
Sycamore Partners LLC (a)(c)(d)	169,625	–

SHORT-TERM INVESTMENTS - 0.0%^		100,000
(COST $100,000)

Money Market Funds - 0.0%^		100,000
First American Government Obligations Fund Class X, 3.60% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.5% (COST $126,642,110)		207,217,944

NET OTHER ASSETS & LIABILITIES - 0.5%		957,442

NET ASSETS - 100.0%		$208,175,386

a)	Non-income producing security.
b)	Represents the 7-day yield at February 28, 2026.
c)	Investment valued using significant unobservable inputs.
d)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

	Date Acquired	Security Name	Shares	Total Cost	Market Value
	8/27/2025	Sycamore Partners LLC	169,625	$—	$—

^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2026:

	Level 1	Level 2	Level 3(1)	Total
Common stocks
Communication services	$ 27,139,105	$ -	$ -	$ 27,139,105
Consumer discretionary	9,532,295	–	–	9,532,295
Consumer staples	19,699,171	–	–	19,699,171
Energy	6,550,742	–	–	6,550,742
Financials	35,987,388	–	–	35,987,388
Health care	37,312,658	–	–	37,312,658
Industrials	10,077,423	–	–	10,077,423
Information technology	49,705,278	–	–	49,705,278
Materials	4,606,882	–	–	4,606,882
Real estate	2,812,612	–	–	2,812,612
Utilities	3,694,390	–	–	3,694,390
Total common stocks	207,117,944	–	–	207,117,944
Rights
Rights	–	–	–	–
Total rights	–	–	–	–
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$ 207,217,944	$ -	$ -	$ 207,217,944

(1) For the period ended February 28, 2026, investments valued at $0 were included in level 3 due to the unavailability of active market pricing.  There were no transfers between levels during the period.  Level 3 amount shown includes securities determined to have no value at February 28, 2026.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended February 28, 2026 is not presented.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2026

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.